Summary of Significant Accounting Policies (Details) - USD ($)			3 Months Ended	12 Months Ended
	Apr. 01, 2019	Mar. 03, 2011	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues and assets percentage				16.50%
Cost of revenues percentage				10.00%	10.00%	10.00%
Prepayments and other current assets (in Dollars)				$ 1,394,539	$ 496,612
Defered IPO costs (in Dollars)				1,277,152	408,681
Equity interest percentage		12.00%
Vat rate percentage			16.00%
Current vat rate percentage	13.00%
Advertising expenses (in Dollars)				21,498	53,770	$ 226,111
Research and development expense (in Dollars)				$ 2,725,014	$ 2,492,059	$ 3,214,326
Tax benefit percentage				50.00%
Total revenues and assets percentage				90.00%	90.00%	90.00%
General and administrative expense (in Dollars)				$ 7,839
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment terms				90 days
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment terms				180 days
Certain Risks and Concentration [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues and assets percentage				10.00%	10.00%	10.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers				2
Bank acceptance receivables [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers				2